Share-based Compensation - Expense and liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation
Total expense recognized	$ 1,908	$ 1,158	$ 1,034
Total accrued cash distribution	$ 129	$ 530